UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     November 15, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ x ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $175,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE

BANCO SANT	ADR	05967A107	15,698	1,140,066	SH/		SOLE	1,140,066 0	0
CHARM COMMUN	ADR	16112R101	247	24,100		SH/		SOLE	24,100	  0	0
PETROLEO BRAS 	ADR	71654V4086	9,914	273,351		SH/		SOLE	273,351	  0	0
CIA Saneamento 	ADR	20041A102	72,711	1,597,710	SH/		SOLE	1,597,710 0	0
Royal Dutch Sh	ADR	780259206	684	11,345		SH/		SOLE	11,345	  0	0
Unilever ADR	ADR	904767704	2,115	72,714		SH/		SOLE	72,714	  0	0
KT Corp ADR	ADR	48268K101	11,698	571,755		SH/		SOLE	571,755	  0	0
CNOCC LTD ADR	ADR	1261321095	10,117	52,073		SH/		SOLE	52,073	  0	0
ALUMINA LTD	ADR	022205108	372	53,200		SH/		SOLE	53,200	  0	0
NEWCREST MIN	ADR	6591191108	26,662	692,528		SH/		SOLE	692,528	  0	0
TRANSOCEAN	ADR	040674667	25,532	397,150		SH/		SOLE	397,150   0	0